Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Deutsche Bank Securities Inc.

1 Columbus Circle,

New York, New York 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Deutsche Bank Securities Inc. (the “Company,” as the engaging party), and German American Capital Corporation, Deutsche Mortgage & Asset Receiving Corporation, Wells Fargo Securities, LLC, and Wells Fargo Bank, National Association who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BAY 2025-LIVN Mortgage Trust Commercial Mortgage Pass-Through Certificates securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 75 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of April 15 2025.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on April 15, 2025 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2025-LIVN Accounting Tape Final.xlsx (provided on April 15, 2025).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Guaranty Agreement” refers t0 a draft or signed guaranty agreement.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Management Agreement” refers to a signed or draft management agreement.
●	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From March 4, 2025 through April 15, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

April 15, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BAY 2025-LIVN	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Loan No.	None - Company Provided	None
2	Loan Flag	None - Company Provided	None
3	Prop Flag	None - Company Provided	None
4	Loan Name	None - Company Provided	None
5	Property Name	None - Company Provided	None
6	Originator	Loan Agreement	None
7	Loan Seller	None - Company Provided	None
8	Primary Type	Appraisal Report	None
9	Secondary Type	Appraisal Report	None
10	Properties per Loan	Underwriting File	None
11	Address	Appraisal Report	None
12	City	Underwriting File	None
13	County	Appraisal Report	None
14	State	Appraisal Report	None
15	Zip Code	Appraisal Report	None
16	Collateral Units	Underwriting File	None
17	Primary Unit of Measure	Underwriting File	None
18	Year Built	Appraisal Report	None
19	Latest Renovation	Appraisal Report	None
20	As Is Portfolio Value	None - Company Provided	None
21	As Is Value	Appraisal Report	None
22	As Is Value Date	Appraisal Report	None
23	As Is Appraised Value / Unit	Recalculation	None
24	Appraisal Firm	Appraisal Report	None
25	FIRREA	Appraisal Report	None
26	Date of Seismic Report	Seismic Report	None
27	Seismic Firm	Seismic Report	None
28	Located in Seismic Zone (Yes/No)	Seismic Report	None
29	PML (%)	Seismic Report	None
30	Date of Engineering Report	Engineering Report	None
31	Engineering Firm	None - Company Provided	None
32	Date of Phase I Report	Environmental Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BAY 2025-LIVN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
33	Environmental Firm	Environmental Report	None
34	Material Recognized Environmental Concern (Y/N)	Environmental Report	None
35	Phase II Recommended (Yes/No)	Environmental Report	None
36	Date of Phase II Report	Environmental Report	None
37	Cut-off Date	None - Company Provided	None
38	1st Mortgage Original Balance	Loan Agreement	None
39	1st Mortgage Current Balance	Recalculation	None
40	1st Mortgage Balloon Balance	Recalculation	None
41	% of Pool	Recalculation	None
42	1st Mortgage Balance / Unit	Recalculation	None
43	1st Mortgage Current LTV	Recalculation	None
44	1st Mortgage Maturity LTV	Recalculation	None
45	SOFR Assumption	None - Company Provided	None
46	SOFR Setting	Loan Agreement	None
47	SOFR Reset Frequency	Loan Agreement	None
48	1st Mortgage SOFR Floor	Loan Agreement	None
49	Effective SOFR 1st Mortgage	None - Company Provided	None
50	1st Mortgage Margin	None - Company Provided	None
51	1st Mortgage Coupon	Recalculation	None
52	1st Mortgage Debt Service at SOFR	Recalculation	None
53	SOFR Cap	Loan Agreement	None
54	SOFR Cap Expiration	None - Company Provided	None
55	1st Mortgage Cap Coupon	Recalculation	None
56	Cap Coupon Check	None - Company Provided	None
57	1st Mortgage Debt Service at Cap	Recalculation	None
58	Note Date	None - Company Provided	None
59	Borr. Legal Name	Loan Agreement	None
60	Borrower Sponsor	Loan Agreement	None
61	Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BAY 2025-LIVN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
62	Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement	None
63	Recourse Guarantor Name	Guaranty Agreement	None
64	Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty Agreement	None
65	Loan Purpose	None - Company Provided	None
66	Payment Day	Loan Agreement	None
67	Interest Accrual Begin	Loan Agreement	None
68	Interest Accrual End	Loan Agreement	None
69	Rate Type	Loan Agreement	None
70	Loan Type	Loan Agreement	None
71	1st Amortization Date	Loan Agreement	None
72	IO Period	Recalculation	None
73	1st. IO Date	Loan Agreement	None
74	First Pmt Date	Loan Agreement	None
75	Maturity Date	Loan Agreement	None
76	Original Term	Recalculation	None
77	Seasoning	Recalculation	None
78	Remaining Term	Recalculation	None
79	Exit Fee	None - Company Provided	None
80	Extension Option	Loan Agreement	None
81	Extension Fee	Loan Agreement	None
82	Fully Extended Maturity	Loan Agreement	None
83	Aggregate Extension Options	Recalculation	None
84	Original Term Extended	Recalculation	None
85	Remaining Term Extended	Recalculation	None
86	Prepay Description	Loan Agreement	None
87	Partial Prepay Permitted (Provisions)	Loan Agreement	None
88	Lockout Period	Loan Agreement	None
89	Penalty Period	Recalculation	None
90	Open Period	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BAY 2025-LIVN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
91	Lockout Exp Date	Loan Agreement	None
92	Prepay Penalty Start Date	Loan Agreement	None
93	Prepay Penalty End Date	Loan Agreement	None
94	Grace Days Default	Loan Agreement	None
95	Grace Days Late Fee	Loan Agreement	None
96	Default Rate	Loan Agreement	None
97	Late Fee	Loan Agreement	None
98	SPE	Loan Agreement	None
99	Non Consol	Loan Agreement	None
100	Ind. Director	Loan Agreement	None
101	Partial Release Permitted	Loan Agreement	None
102	Partial Release Description	Loan Agreement	None
103	Future Additional Debt Permitted (Yes/No)	Loan Agreement	None
104	Future Additional Debt Type	Loan Agreement	None
105	Future Additional Debt Description	Loan Agreement	None
106	Lien Position	Title Policy	None
107	Fee Simple / Leasehold	Title Policy	None
108	Ground Lease	Title Policy	None
109	Ground Lease Exp.	Title Policy	None
110	Annual Ground Lease Payment	Title Policy	None
111	LockBox Type	Loan Agreement, Cash Management Agreement	None
112	Cash Management	Loan Agreement	None
113	Excess Cash Trap Trigger	Loan Agreement	None
114	Initial Tax Reserve	None - Company Provided	None
115	Initial Insurance Reserve	Loan Agreement	None
116	Initial Replacement Reserve	Loan Agreement	None
117	Initial TI/LC Reserve	Loan Agreement	None
118	Initial Deferred Maintenance Reserve	Loan Agreement	None
119	Initial Environmental Reserve	Loan Agreement	None
120	Initial Debt Service Reserve	Loan Agreement	None
121	Initial Other Reserve	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BAY 2025-LIVN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
122	Initial Other Reserve Description	Loan Agreement	None
123	Ongoing Tax Escrow	None - Company Provided	None
124	Ongoing Insurance Escrow	Loan Agreement	None
125	Ongoing Required Replacement/FFE Reserves	None - Company Provided	None
126	Ongoing Required TI/LC	Loan Agreement	None
127	Ongoing Other Reserve	Loan Agreement	None
128	Ongoing Other Reserve Description	Loan Agreement	None
129	Current Occupancy	Underwriting File	None
130	Current Occupancy Date	Underwriting File	None
131	Property Manager	Management Agreement	None
132	UW Occupancy	Underwriting File	None
133	UW EGI	Underwriting File	$1.00
134	UW Expenses	Underwriting File	$1.00
135	UW NOI	Underwriting File	$1.00
136	UW Replacement Reserves	Underwriting File	$1.00
137	UW NCF	Underwriting File	$1.00
138	1st Mortgage UW NCF DSCR at SOFR	Recalculation	None
139	1st Mortgage UW NOI DSCR at SOFR	Recalculation	None
140	1st Mortgage UW NCF DSCR at Cap	Recalculation	None
141	1st Mortgage UW NOI DSCR at Cap	Recalculation	None
142	1st Mortgage UW NOI Debt Yield	Recalculation	None
143	1st Mortgage UW NCF Debt Yield	Recalculation	None
144	2023 EGI	Underwriting File	$1.00
145	2023 Expenses	Underwriting File	$1.00
146	2023 NOI	Underwriting File	$1.00
147	2023 Replacement Reserves	Underwriting File	$1.00
148	2023 TI/LC	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BAY 2025-LIVN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
149	2023 NCF	Underwriting File	$1.00
150	2024 EGI	Underwriting File	$1.00
151	2024 Expenses	Underwriting File	$1.00
152	2024 NOI	Underwriting File	$1.00
153	2024 Replacement Reserves	Underwriting File	$1.00
154	2024 TI/LC	Underwriting File	$1.00
155	2024 NCF	Underwriting File	$1.00
156	Most Recent EGI	Underwriting File	$1.00
157	Most Recent Expenses	Underwriting File	$1.00
158	Most Recent NOI	Underwriting File	$1.00
159	Most Recent Replacement Reserves	Underwriting File	$1.00
160	Most Recent TI/LC	Underwriting File	$1.00
161	Most Recent NCF	Underwriting File	$1.00
162	Most Recent Date	Underwriting File	None
163	Master & Primary Fee Rate	Fee Schedule	None
164	Cert Admin / Trustee Fee Rate	Fee Schedule	None
165	Operating Advisor Fee	Fee Schedule	None
166	CREFC Fee	Fee Schedule	None
167	Admin Fee Rate	Fee Schedule	None
168	Directs Investment (Borrower or Lender)	Cash Management Agreement	None
169	Security Reserve in Interest Goes to: RE Tax	Loan Agreement	None
170	Security Reserve in Interest Goes to: Insurance	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BAY 2025-LIVN	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
171	Security Reserve in Interest Goes to: Replacement Reserves	Loan Agreement	None
172	Security Reserve in Interest Goes to: TI/LC	Loan Agreement	None
173	Security Reserve in Interest Goes to: Immediate Repairs	Loan Agreement	None
174	Security Reserve in Interest Goes to: Environmental	Loan Agreement	None
175	Security Reserve in Interest Goes to: Initial Debt Service	Loan Agreement	None
176	Security Reserve in Interest Goes to: Other Escrows	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BAY 2025-LIVN	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
23	As Is Appraised Value / Unit	Quotient of (i) As Is Value and (ii) Collateral Units.
39	1st Mortgage Current Balance	Set equal to the 1st Mortgage Loan Original Balance.
40	1st Mortgage Balloon Balance	Set equal to the 1st Mortgage Loan Original Balance.
41	% of Pool	Quotient of (i) 1st Mortgage Loan Current Balance and (ii) the aggregate 1st Mortgage Loan Current Balance of the Collateral.
42	1st Mortgage Balance / Unit	Quotient of (i) 1st Mortgage Loan Current Balance and (ii) Collateral Units.
43	1st Mortgage Current LTV	Quotient of (i) 1st Mortgage Loan Current Balance and (ii) As Is Value.
44	1st Mortgage Maturity LTV	Quotient of (i) 1st Mortgage Loan Balloon Balance and (ii) As Is Value.
51	1st Mortgage Coupon	Sum of (i) Effective SOFR 1st Mortgage and (ii) 1st Mortgage Margin.
52	1st Mortgage Debt Service at SOFR	Product of (i) Mortgage Loan Current Balance, (ii) 1st Mortgage Coupon, and (iii) the Rate Type (Actual/360).
55	1st Mortgage Cap Coupon	Sum of (i) SOFR Cap and (ii) 1st Mortgage Margin
57	1st Mortgage Debt Service at Cap	Product of (i) 1st Mortgage Current Balance, (ii) 1st Mortgage Cap Coupon, and (iii) the quotient of (a) 365 and (b) 360.
72	IO Period	Count of the number of monthly payment dates from, and inclusive of (i) First IO Date, to and inclusive of (ii) Maturity Date.
76	Original Term	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) The Maturity Date.
77	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.
78	Remaining Term	Difference between (i) Original Term and (ii) Seasoning.
83	Aggregate Extension Options	Count of the number of monthly payment dates from, and inclusive of (i) the Maturity Date through (ii) the Fully Extended Maturity Date.
84	Original Term Extended	Count of the number of monthly payment dates from, and inclusive of (i) First Payment Date through and including (ii) the Maturity Date.
85	Remaining Term Extended	Difference between (i) Original Term Extended and (ii) Seasoning.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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BAY 2025-LIVN	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
89	Penalty Period	Count of the number of monthly payment dates from and inclusive of (i) Prepay Penalty Start Date, to (ii)Prepay Penalty End Date.
90	Open Period	Count of the number of monthly payment dates from, and inclusive of (i) Prepay Penalty End Date, to and inclusive of (ii) the Maturity Date.
138	1st Mortgage UW NCF DSCR at SOFR	Quotient of (i) UW NCF and (ii) 1st Mortgage Debt Service at SOFR.
139	1st Mortgage UW NOI DSCR at SOFR	Quotient of (i) UW NOI and (ii) 1st Mortgage Debt Service at SOFR.
140	1st Mortgage UW NCF DSCR at Cap	Quotient of (i) UW NCF and (ii) 1st Mortgage Debt Service at Cap.
141	1st Mortgage UW NOI DSCR at Cap	Quotient of (i) UW NOI and (ii) 1st Mortgage Debt Service at Cap.
142	1st Mortgage UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) 1st Mortgage Current Balance.
143	1st Mortgage UW NCF Debt Yield	Quotient of (i) UW NCF and (ii) 1st Mortgage Current Balance.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BAY 2025-LIVN	EXHIBIT C
Additional Company Provided Attributes

Exhibit C – Additional Company Provided Attributes

Property Name	Specified Attribute
2136-2148 Broderick	Fee Simple / Leasehold
2136-2148 Broderick	Ground Lease
2136-2148 Broderick	Ground Lease Exp.
2136-2148 Broderick	Annual Ground Lease Payment

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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